SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principle of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As described in Note 1, the consolidated financial statements of the Group for the year ended December 31, 2017 represent Ningxia Rongke's historical consolidated financial statements as if the corporate structure of the Company had been in existence since the beginning of the periods presented. The consolidated financial statements as of and for the years ended December 31, 2018 and 2019 represent the consolidated financial statements of the Group. The Company believes that the disclosures are adequate to make the information presented not misleading.

Consolidation of sponsored funds

The Company has a trust that develops and holds an exchange‑trade fund (the “sponsored fund”) that is publicly traded. The fund is managed by a subsidiary of the Company. Decisions regarding the trustees of the trust and certain key activities of the sponsored fund within the trust, such as appointment of the sponsored fund’s investment adviser, resides at the trust level. As a result, shareholders of the sponsored fund lack the ability to control the key decision‑making processes that most significantly affect the economic performance of the sponsored fund. Accordingly, the Company believes that the trust and the sponsored fund are variable interest entities (“VIEs”) and shall be evaluated for consolidation as VIEs.

The Company provides seed funding to new sponsored fund and may hold a significant interest in the shares of a sponsored fund during the seed investment stage when the sponsored fund’s investment track record is being established. To the extent that the Company’s interest in a sponsored fund is limited to: (i) fixed management fee and (ii) other interests that, in aggregate, would absorb an insignificant amount of variability in the fund, the Company’s management contract would not be considered a variable interest that provides the Company with the power to direct the activities of the fund and would therefore not be required to consolidate the fund. However, the Company has concluded that its fees earned from asset management arrangement with sponsored fund in which the Company holds a significant (at least 10 percent) ownership interest in the fund do represent variable interests that convey both power, in combination with the ownership interest, and significant economic exposure (both characteristics of a controlling financial interest) to the Company and therefore the Company would be the primary beneficiary that required to consolidate the fund.

Upon consolidation, management fee revenue earned on, as well as the Company’s investments in, the consolidated sponsored funds are eliminated. The Company retains the specialized accounting treatment of the sponsored fund in consolidation whereby the underlying investments are carried at fair value, reflected in financial instruments held, at fair value, in the Company’s consolidated balance sheets, with corresponding changes in fair value reflected in others, net in the Company’s consolidated statements of operations. The non-controlling interest represents third-party interests of the Company's consolidated sponsored fund. This interest is redeemable at the option of the investors and therefore is recorded as mezzanine equity. Redeemable non-controlling interest is recorded at redemption value which approximates the fair value at each reporting period. When the Company no longer holds a controlling financial interest in the sponsored fund, the Company deconsolidates the sponsored fund and removes the related assets, liabilities and redeemable non-controlling interests from its balance sheet. Because consolidated sponsored funds carry their assets and liabilities at fair value, there is no incremental gain or loss recognized upon deconsolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the useful lives of long‑lived assets, impairment of long‑lived assets and goodwill, fair value measurement of long-term equity securities without readily determinable fair value, long‑term available‑for‑sale investments, fair value measurement of ordinary shares and preferred shares, purchase price allocation for business acquisition, share‑based compensation, the valuation allowance for deferred tax assets and income tax. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, cash—segregated for regulatory purpose, term deposits, financial instruments held, at fair value, derivative assets or liabilities in relation to the Company’s derivative transactions, receivables from or payable to customers, receivables from or payables to brokers, dealers, clearing organizations, amount due from related parties, long–term equity securities without readily determinable fair value, and long-term available–for– sale investments. The Company carries its financial instruments held, at fair value, long-term available–for–sales investments at fair value. Financial instruments held, at fair value, based upon quoted market price, consist of stock investments related to the exchange trade funds (“ETFs”), US treasuries and corporate bonds. The carrying amounts of cash and cash equivalents, cash—segregated for regulatory purpose, term deposits, receivables from or payables to customers, receivables from or payables to brokers, dealers and clearing organizations, amount due from related parties approximate their fair values due to the short–term maturities of these instruments.

Derivative financial instruments

The Company may utilize derivative financial instruments to mitigate the risk of fair value change of its investments in certain consolidated sponsored funds seeded for business development purposes. These derivative financial instruments are not designated as hedging instruments for accounting purposes. The Company does not use derivative financial instruments for speculative purposes. The Company records the derivative financial instruments in financial instrument held, at fair value or accrued expenses and other current liabilities on its consolidated balance sheets and measures these instruments at fair value. The Company has entered into certain stock index future contracts. As of December 31, 2018 and 2019, the Company held 48 and 34 outstanding future contracts with a notional value of US$6,079,920 and US$5,951,530, respectively, and the remaining contract term for the contracts outstanding at December 31, 2018 and 2019 was 2.5 and 2.6 months, respectively. For the years ended December 31, 2018 and 2019, the Company recognized US$123,662 realized gain and US$1,766,679 realized loss from settled future contracts; US$507,810 unrealized investment gain and US$158,900 unrealized investment loss arise from fair value changes were recorded in others, net on the consolidated statements of operations, respectively.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions, term deposits with an original maturity of three months or less and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Cash—segregated for regulatory purposes

Certain subsidiaries of the Company are obligated by rules mandated by their primary regulators to segregate or set aside amount of cash deposited by the customer and the Company. Such regulations are promulgated to protect customer assets and meet the capital adequacy and other regulatory requirement. A corresponding payable to customers is recorded upon receipt of the cash from the customer.

As of December 31, 2019, Marsco, the Company’s broker-dealer subsidiary located in the USA, had a cash of US$25,167,014 segregated for the exclusive benefit of customers under Rule 15c3-3 of the Securities Exchange Act.

Term deposits

Term deposits consist of bank deposits with an original maturity of greater than three months and less than one year.

Receivables from and payable to Customers

Receivables from customers include the margin loans extended to consolidated accounts customers by the Group. Securities owned by the customers, which are not recorded in the consolidated balance sheets, are held as collateral for amounts due on the loan receivables. Receivables from customers are recorded net of allowance for doubtful accounts. Revenues earned from the margin loan transactions are included in interest income. The amounts receivable from customers that are determined by management to be uncollectible when the fair value of the collaterals fall under the carrying value of the receivables are recorded as bad debt expense in the consolidated statements of operations. For the years ended December 31, 2017, 2018 and 2019, no allowance for doubtful accounts were recorded.  Receivables from customers also include cash collateral advanced to consolidated account customers derived from security lending activities.

Payable to customers represent the closing cash balance to the customers, which include cash deposit and cash collateral received from consolidated account customers derived from security borrowing activities.

The Company receives or advances cash collateral, in an amount generally equal to or in excess of the fair value of the securities borrowed and loaned by customers. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually. Interest income and interest expense are recorded on an accrual basis.

Receivables from and Payables to brokers, dealers and clearing organizations

Receivables from brokers, dealers and clearing organizations include customers’ cash deposits, the Group’s revenue receivables, cash collateral advanced for consolidated account customers’ security borrowing activities, and net receivables arising from unsettled trades.

Payables to brokers, dealers and clearing organizations include cash collateral received for consolidated account customers’ security lending activities.

Securities borrowing transactions require the Company to deposit cash with the lender, and securities lending transactions result in the Company receiving collateral in the form of cash from the brokers, dealers and clearing organization. The cash collateral advanced to or received from the brokers are in an amount generally equal to or in excess of the market value of the securities that borrowed or loaned by the consolidated account customers. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually. Interest income and interest expense are recorded on an accrual basis.

Property, equipment, and intangible assets, net

Property and equipment mainly consist of electronic equipment, office equipment, leasehold improvements and software.

The property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight‑line basis over the following estimated useful lives:

Electronic equipment	3 years
Office equipment	5 years
Software	5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets

Intangible assets mainly consists of the brokerage’s license in USA, New Zealand and Australia  acquired by the Company, which are recognized as intangible assets with indefinite life, and it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group's business, estimation of the useful life over which cash flows will occur, and determination of the Group's weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group first assesses relevant events and circumstances to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing the totality of events or circumstances such as those described in the preceding paragraph, the Group determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first and second steps of the goodwill impairment test are unnecessary. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. The Group concluded that the estimated fair value for its reporting unit with goodwill substantially exceeded the related carrying value and no impairment charges was recognized for the years ended December 31, 2017, 2018 and 2019.

Lease

The Group leases offices and other facilities in different cities in the PRC, New Zealand, USA and other countries. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group's leases have remaining lease terms of up to ten years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Long‑term investment

The Group’s long‑term investments consist of equity securities without readily determinable fair values, and available‑for‑sale securities investments.

(a)	Equity securities without readily determinable fair values

For investments in equity securities without readily determinable fair values, the Group elects to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. The Group reviews its equity securities without readily determinable fair values investments for impairment at each reporting period by performing a qualitative assessment considering impairment indicators. The Group recorded nil,  nil and US$755,524 impairment loss on its equity securities without readily determinable fair values during the years ended December 31, 2017, 2018 and 2019.

(b)	Available‑for‑sale investments

For investments which are determined to be debt securities, the Group accounts for them as long‑term available‑for‑sale investments when they are not classified as either trading or held‑to‑maturity investments.

Available‑for‑sale investment is carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss.

The Group reviews its investments for other than temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group recorded nil impairment losses on its available‑for‑sale investments during the years ended December 31, 2017, 2018 and 2019, respectively.

Revenue recognition

Commissions

Commissions earned for the Group’s online brokerage business in customers’ fully disclosed accounts and consolidated accounts are accrued on a trade date basis and are reported as commissions in the consolidated statements of operations.

(a)	Fully disclosed accounts

According to the attributes of transactions under fully disclosed accounts, the Group provides the agreed services to its customers in facilitating the trades and recognizes the commission revenue collected from its partner, net of clearing cost and execution cost of the trades.

(b)         Consolidated accounts

According to the attributes of transactions under consolidated accounts, the Group provides brokerage service for its customers and therefore recognize the full amount of revenue for the commission fee charged to the customers.

Financing service fees

The Group earns financing service fees in connection with the margin financing and securities borrowing and lending transactions provided by brokers to fully disclosed account customers, which are recorded on an accrual basis and is included in financing service fees in the consolidated statements of operations.

Interest income and expense

The Group earns interest income and incurs interest expense primarily in connection with its margin financing and its securities borrowing and lending activities offered by the Group to consolidated account customers. The Group also earns interest income from bank deposits. Interest income and expense are recorded on an accrual basis and are included in the consolidated statements of operations.

Other revenues

Other revenues consist of the revenue arising from initial public offering (“IPO”) distribution service and other services. Revenue from the IPO distribution service is derived from IPO underwriting and new share subscription services in relation to IPOs in the USA and Hong Kong capital market. IPO distribution revenue are generally recognized when the services are completed. The Group also earns revenue from promotional and advertisement services and financial advisory service rendered to the customers, which are recorded over the period of service provided.

Research and development expenses

Research and development expenses primarily consist of salaries and employee benefits for research and development personnel, rental and depreciation expenses in the development of the Group’s proprietary trading platform, back‑end technology and customer relationship management system. For the years ended December 31, 2017, 2018 and 2019, US$6,059,525 and US$11,282,241 and US$18,033,074 of research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Occupancy, Depreciation and Amortization

Occupancy expenses consist primarily of lease payments on office and data center leases and related occupancy costs, such as utilities. Depreciation and amortization expenses result from the depreciation of fixed assets, such as electronic equipment, office equipment as well as leasehold improvements, and the amortization of intangible assets.

Share‑based compensation

Share‑based payment transactions with employees and managements, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight‑line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant‑date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. Compensation expenses for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The Group elects to recognize forfeitures when they occur.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more‑likely‑than‑not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive income or loss, net of tax. Other comprehensive income or loss refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net loss. The Group’s other comprehensive income or loss consists of foreign currency translation adjustments from its subsidiaries not using the US$ as their functional currency and the fair value change of long‑term available‑for‑sale investments of the Group, if any. Comprehensive loss is reported in the consolidated statements of comprehensive loss.

Non‑controlling interests

For the Company’s consolidated subsidiaries, non‑controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non‑controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations to distinguish the interests from that of the Company.

Foreign currencies

The reporting currency of the Company is the US$. The Company and the Company’s subsidiaries with operations in the PRC, Hong Kong, New Zealand, Singapore, Australia, the United States and other jurisdictions generally use their respective local currencies as their functional currencies. The financial statements of the Company’s subsidiaries, other than the subsidiaries with functional currency in US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded as a separate component of other comprehensive income or loss in the consolidated statements of change in deficit and consolidated statements of comprehensive loss.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of operations during the year in which they occur.

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to US$6,884,354, US$3,696,283 and US$9,473,171 as of December 31, 2017, 2018 and 2019, respectively.

Net loss per share

Basic loss per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The Group’s preferred shares were participating securities as they participated in undistributed earnings on an as‑if‑converted basis. Accordingly, the Group uses the two‑class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the redeemable and non‑redeemable preferred shares are not contractually obligated to share the loss.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had redeemable and non‑redeemable preferred shares, share options and restricted share units, which could potentially dilute basic loss per share. To calculate the number of shares for diluted loss per ordinary share, the effect of the preferred shares is computed using the as‑if‑converted method; the effect of the share options and restricted share units is computed using the treasury stock method.

Concentration of credit risk

The Group's exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, credit limits are established and exposure is monitored in light of changing counterparty and market conditions. As of December 31, 2018 and 2019, the Group did not have any material concentrations of credit risk outside the ordinary course of business.

Concentration of revenue

There is no customer accounting for 10% or more of total revenues for the years ended December 31, 2017, 2018 and 2019, respectively.

Concentration of supplier

The Group relies on third parties for the execution and clearing of trade requests made by customers. In instances where these parties fail to perform their obligations, the Company may be temporarily unable to find alternative suppliers to satisfactorily deliver services to its customers in a timely manner, if at all.

For the years ended December 31, 2017, 2018 and 2019, 99.5%,  96.8% and 78.4% of its total net revenues were executed and cleared by one supplier, Interactive Brokers.

Newly adopted accounting pronouncements

In February 2016, the FASB issued ASU 2016–02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right–of– use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements.

The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11, without adjusting the comparative periods presented. The Group elected the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases. Upon adoption of Topic 842, the Group recognized both a right-of-use assets and corresponding lease liabilities on the consolidated balance sheet. The adoption did not have a material impact on the Group’s consolidated statements of operations or consolidated statements of cash flows upon adoption as described in Note 17. The adoption of Topic 842 also did not result in a cumulative-effect adjustment to retained earnings.

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Financial instruments - credit losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In April 25, 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have not yet adopted ASU 2016-13, the effective dates and transition requirements for the amendments in ASU 2019-04 are the same as the effective dates and transition requirements in ASU 2016-13. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be significant impact on its consolidated financial statements from the adoption of the new guidance.

In August 2018, the FASB issued ASU 2018‑13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement to ASC Topic 820, Fair Value Measurement (Topic 820). ASU 2018‑13 modifies the disclosure requirements for fair value measurements by removing, modifying, and/or adding certain disclosures. ASU 2018‑13 is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2019. An entity is permitted to early adopt by modifying existing disclosures and delay adoption of the additional disclosures until the effective date. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be significant impact on its consolidated financial statements and related disclosures.

In October 2018, the FASB issued ASU 2018‑17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018‑17 changes how entities evaluate decision‑making fees under the variable interest entity guidance. To determine whether decision‑making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Company on January 1, 2020. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be significant impact on its consolidated financial statements and related disclosures.